UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22465

The Endowment Institutional TEI Fund W, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, Suite 800, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
A. Haag Sherman	George J. Zornada
The Endowment Institutional TEI Fund W, L.P.	K & L Gates LLP
4265 San Felipe, Suite 800	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/11

Date of reporting period: 03/31/11

Item 1.	Schedule of Investments.

The Endowment Institutional TEI Fund W, L.P. invests substantially all of its assets indirectly in The Endowment Master Fund, L.P. (the “Master Fund”), as discussed in the accompanying notes. The Consolidated Schedule of Investments of the Master Fund is included herein.

THE ENDOWMENT INSTITUTIONAL TEI FUND W, L.P.

A Limited Partnership

Notes to Schedule of Investments

March 31, 2011

(Unaudited)

(1) ORGANIZATION

The Endowment Institutional TEI Fund W, L.P. (the “Institutional TEI Fund”), is a limited partnership organized under the laws of the state of Delaware. The Institutional TEI Fund was registered and began operations on January 1, 2011 as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Institutional TEI Fund was created to serve as a feeder fund for The Endowment Offshore Institutional Fund W, Ltd. (the “Offshore Institutional Fund”), which in turn is a feeder fund for The Endowment Master Fund, L.P. (the “Master Fund”). For convenience, reference to the Institutional TEI Fund may include the Offshore Institutional Fund and Master Fund, as the context requires.

The Institutional TEI Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The Institutional TEI Fund pursues its investment objective by investing substantially all of its assets in the Offshore Institutional Fund, which will in turn invest all of its assets in the Master Fund, which has the same investment objectives as the Offshore Institutional Fund and the Institutional TEI Fund. The Master Fund invests its assets in a variety of investment vehicles including but not limited to limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies (including exchange traded funds) and direct investments in marketable securities and derivative instruments. The Master Fund’s footnotes and Consolidated Schedule of Investments, included elsewhere in this report, are an integral part of the Institutional TEI Fund’s Schedule of Investments that should be read in conjunction with this report. The percentage of the Master Fund’s partnership interests indirectly owned by the Institutional TEI Fund on March 31, 2011, was 0.05%.

(2) SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Institutional TEI Fund conform with U.S. generally accepted accounting principles (“GAAP”).

(b) INVESTMENT SECURITIES TRANSACTIONS

The Institutional TEI Fund records monthly, its pro-rata share of income, expenses, changes in unrealized appreciation and depreciation, and realized gains and losses derived from the Offshore Institutional Fund and the Master Fund.

(c) VALUATION OF INVESTMENTS

The Institutional TEI Fund’s board of directors (the “Board”) has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Institutional TEI Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser Valuation Committee (as defined below) of the Institutional TEI Fund’s valuation policies.

The Board has authorized the establishment of a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review the Institutional TEI Fund’s valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Independent Administrator.

1

THE ENDOWMENT INSTITUTIONAL TEI FUND W, L.P.

A Limited Partnership

Notes to Schedule of Investments, continued

March 31, 2011

(Unaudited)

The Institutional TEI Fund invests substantially all of its assets in the Offshore Institutional Fund, which in turn invests in the Master Fund. Investments in the Master Fund are recorded at estimated fair value based on the Institutional TEI Fund’s proportional share of the Master Fund’s partners’ capital, through the Offshore Institutional Fund. Valuation of the investments held by the Master Fund is discussed in the Master Fund’s Notes to Consolidated Schedule of Investments included elsewhere in this report.

(3) FAIR VALUE MEASUREMENTS

The Institutional TEI Fund records its investment in the Offshore Institutional Fund, which in turn invests in the Master Fund, at estimated fair value. Investments of the Master Fund are recorded at estimated fair value as more fully discussed in the Master Fund’s Notes to Consolidated Schedule of Investments included elsewhere in this report.

2

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21527

The Endowment Master Fund, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, Suite 800, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
A. Haag Sherman	George J. Zornada
The Endowment Master Fund, L.P.	K & L Gates LLP
4265 San Felipe, Suite 800	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/11

Date of reporting period: 03/31/11

Item 1.	Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments

March 31, 2011

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Cayman Islands
Arbitrage Strategies (0.15% of Partners’ Capital)
Montrica Global Opportunities Fund, L.P. (2)	97,362	$7,929,903
Energy (1.34% of Partners’ Capital)
BlueGold Global Fund, L.P.		70,968,466
Enhanced Fixed Income (0.27% of Partners’ Capital)
Anchorage Capital Partners Offshore, Ltd. (Class D)	12,986	14,339,245
International Equity (2.56% of Partners’ Capital)
Algebris Global Financials Fund, L.P. (2)		66,965,196
Boyer Allan Greater China Fund, L.P. (2)		10,078,537
S.R. Global Fund—Emerging Markets Portfolio (Class G, L.P.)		58,932,758
Natural Resources (0.43% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.		22,577,436
Private Equity (5.18% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P. (1)		22,048,137
Carlyle Japan International Partners II, L.P.		1,347,931
CX Partners Fund Limited (1)(2)		8,962,883
Gavea Investment Fund II A, L.P.		5,248,942
Gavea Investment Fund III, L.P.		69,581,580
Hillcrest Fund, L.P. (1)(3)		7,021,595
Hony Capital Fund 2008, L.P.		11,514,535
India Asset Recovery Fund, L.P. (1)		346,026
J.C. Flowers III, L.P.		5,438,232
LC Fund IV, L.P. (2)		13,794,098
New Horizon Capital III, L.P. (1)(2)		17,793,588
Orchid Asia IV, L.P. (1)		13,558,023
Reservoir Capital Partners (Cayman), L.P.		5,476,646
Tiger Global Private Investment Partners IV, L.P. (1)		10,198,337
Tiger Global Private Investment Partners V, L.P. (1)		18,349,732
Tiger Global Private Investment Partners VI, L.P.		4,916,533
Trustbridge Partners II, L.P. (2)		31,416,864
Trustbridge Partners III, L.P. (2)		27,744,168
Real Estate (0.83% of Partners’ Capital)
Forum European Realty Income III, L.P. (2)		8,579,573
Phoenix Asia Real Estate Investments II, L.P. (1)		17,053,758
Phoenix Real Estate Fund (T) L.P. (2)		18,183,217

Total Cayman Islands		570,365,939

Guernsey
Private Equity (0.10% of Partners’ Capital)
Mid Europa Fund III LP (1)		5,240,517

Total Guernsey		5,240,517

Republic of Mauritius
International Equity (0.48% of Partners’ Capital)
India Capital Fund Ltd. (2)	450,725	25,307,017
Real Estate (0.06% of Partners’ Capital)
Orbis Real Estate Fund I (1)(2)		3,258,382

Total Republic of Mauritius		28,565,399

Scotland
Private Equity (0.05% of Partners’ Capital)
Actis Umbrella Fund, L.P. (1)		2,520,997

Total Scotland		2,520,997

United Kingdom
Private Equity (0.21% of Partners’ Capital)
Darwin Private Equity I, L.P.		3,530,420
Exponent Private Equity Partners II, L.P. (1)		5,251,134
Sovereign Capital Limited Partnership III (2)		2,512,486
Real Estate (0.15% of Partners’ Capital)
Benson Elliott Real Estate Partners II, L.P.		2,499,504

See accompanying notes to Consolidated Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments

March 31, 2011

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United Kingdom (continued)
Real Estate (0.15% of Partners’ Capital) (continued)
Patron Capital L.P. II		$974,636
Patron Capital L.P. III		4,302,311

Total United Kingdom		19,070,491

United States
Arbitrage Strategies (11.79% of Partners’ Capital)
Citadel Wellington LLC		60,108,699
Eton Park Fund, L.P.		66,575,810
Investcorp Silverback Arbitrage Fund, LLC (3)		16,969,604
Kenmont Onshore Fund, L.P. (2)		1,836,224
King Street Capital, L.P.		27,766,119
Magnetar Capital Fund, L.P.		6,788,549
Magnetar SPV, LLC (Series L) (3)		17,668,335
OZ Asia Domestic Partners, L.P.		3,312,661
Paulson Advantage Plus, L.P.		75,624,658
Paulson Partners Enhanced, L.P. (2)		56,970,537
PIPE Equity Partners, L.L.C. (3)		30,673,362
PIPE Select Fund, L.L.C. (3)		66,027,457
PSAM WorldArb Partners, L.P. (2)		46,548,850
Stark Investments Limited Partnership (1)		1,604,830
Stark Select Asset Fund, LLC		4,354,851
Waterstone Market Neutral Fund, L.P. (2)		58,434,320
Whitebox Multi-Strategy Fund, L.P. (2)	79,994	83,998,612
Domestic Equity (6.84% of Partners’ Capital)
Artis Partners 2X (Institutional), L.P. (2)		38,644,371
CCM Small Cap Value Qualified Fund, L.P. (3)		38,913,568
Empire Capital Partners Enhanced, L.P. (2)		35,671,695
HealthCor, L.P. (2)		64,464,517
Ithan Creek Partners, L.P. (2)		75,176,840
Samlyn Onshore Fund, L.P.		66,769,565
Tiger Consumer Partners, L.P. (2)		43,102,382
Energy (7.87% of Partners’ Capital)
AL Gulf Coast Terminals, LLC (1)		8,647,576
ArcLight Energy Partners Fund IV, L.P. (1)		11,352,992
CamCap Resources, L.P.		380,834
Chilton Global Natural Resources Partners, L.P. (2)		83,504,659
EnCap Energy Capital Fund VII-B, L.P. (1)		8,350,398
Encap Energy Infrastructure TE Feeder, L.P. (2)		3,528,789
Goldfinch Capital Management, L.P. (2)		37,548,439
Intervale Capital Fund, L.P. (1)(2)		18,575,469
Merit Energy Partners G, L.P. (1)		7,482,516
Midstream & Resources Follow-On Fund, L.P. (1)(2)		15,843,878
NGP Energy Technology Partners II, L.P.		2,570,584
NGP IX Offshore Fund, L.P.		27,083,377
NGP Midstream & Resources, L.P. (1)		13,133,439

	Shares	Fair Value	% of Partners’ Capital
Quantum Parallel Partners V, L.P.		1,144,645
Southport Energy Plus Partners, L.P. (2)		85,064,293
TPF II-A, L.P. (1)		21,466,886
Velite Energy, L.P. (2)		71,909,151
Enhanced Fixed Income (15.36% of Partners’ Capital)
Alden Global Distressed Opportunities Fund, L.P. (2)		67,724,545
Anchorage Crossover Credit Fund II, L.P.		5,460
Ares Enhanced Credit Opportunities Fund, L.P.		18,751,087
BDCM Partners I, L.P. (3)		58,677,457
Bell Point Credit Opportunities Fund, L.P. (2)		31,578,391
Contrarian Capital Fund I, L.P. (2)		84,796,168
Courage Special Situations Fund, L.P. (2)		14,687,044
Credit Distressed Blue Line Fund, L.P. (3)		45,443,383
Fortelus Special Situations Fund, L.P. (2)		54,357,777

See accompanying notes to Consolidated Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments

March 31, 2011

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Enhanced Fixed Income (15.36% of Partners’ Capital) (continued)
Halcyon European Structured Opportunities Fund, L.P. (3)		$1,612,050
Harbinger Capital Partners Fund I, L.P. (2)		77,970,459
Harbinger Capital Partners Fund II, L.P.		5,896,902
Harbinger Capital Partners Special Situations Fund, L.P.		10,838,509
Harbinger Class L Holdings (U.S.), L.L.C.		206,497
Harbinger Class PE Holdings (U.S.) Trust		2,242,743
Morgan Rio Capital Fund, L.P. (3)		22,031,073
Mudrick Distressed Opportunity Fund L.P. (2)		25,838,790
Owl Creek II, L.P.		24,571,388
Paulson Credit Opportunities, L.P.		82,559,063
Prospect Harbor Credit Partners, L.P.		8,161,533
Providence MBS Fund L.P. (2)		48,496,896
Q Funding III, L.P. (2)		17,687,897
Q4 Funding, L.P. (2)		48,807,958
Sorin Fund, L.P. (2)		810,007
The Rohatyn Group Local Currency Opportunity Partners, L.P.(3)		60,785,474
International Equity (3.76% of Partners’ Capital)
Dabroes Investment Fund L.P. (2)		39,116,245
Penta Asia Domestic Partners, L.P.	28,753	12,691,374
Skopos Fund, LLC (2)	223,783	38,847,457
Steel Partners Japan Strategic Fund, L.P.		2,159,844
TAEF Fund, LLC		57,066,404
Taiyo Fund, L.P.		19,299,761
Tiger Asia Fund, L.P.		30,412,835
Natural Resources (0.00% of Partners’ Capital)
Tocqueville Gold Partners, L.P.		139,289
Global Opportunistic (17.49% of Partners’ Capital)
All Weather @ 12%, LLC		34,363,219
Atlas Global LLC		25,922,707
BlueTrend Fund L.P.		35,447,020
Bridgewater Pure Alpha Major Markets II, LLC		15,264,547
Corriente Partners, L.P. (2)		39,322,914
Corriente China Opportunity Partners, L.P. (2)		6,903,690
Corriente China Opportunity Partners II, L.P. (3)		14,498,868
Covepoint Emerging Markets Macro Fund, L.P. (2)		84,243,633
EDF-MI Onshore, L.P. (3)		92,623,250
European Divergence Fund, L.P. (2)		11,360,936
Global Undervalued Securities Fund (QP), L.P.		57,439,831
Hayman Capital Partners, L.P. (2)		39,831,243
Japan Macro Opportunity Partners, L.P. (3)		23,178,241
Miura Global Partners II, L.P.		16,538,959
Passport II, L.P. (2)		81,161,087
R.G. Niederhoffer Global Fund, L.P. I (3)		37,618,015
Salem Global Opportunity Fund, L.P. (2)		37,573,242
Senator Global Opportunity Fund L.P.		33,936,855
Tiger Global, L.P.		56,484,390
Valiant Capital Partners, L.P. (2)		124,591,017
Viking Global Equities, L.P.		59,334,318
Private Equity (5.57% of Partners’ Capital)
Accel-KKR Capital Partners III, L.P. (2)		9,212,738
Advent Latin American Private Equity Fund IV-F, L.P.		7,056,065
Advent Latin American Private Equity Fund V-F, L.P.		(49,989)
Audax Mezzanine Fund II, L.P. (1)		5,376,716
Audax Mezzanine Fund III, L.P.		1,080,506
BDCM Opportunity Fund II, L.P. (1)(3)		6,805,380
Black River Commodity Multi-Strategy Fund, LLC		1,486,424
Bonanza Master Fund, Ltd Liquidating Trust (2)	675	234,742

See accompanying notes to Consolidated Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments

March 31, 2011

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (5.57% of Partners’ Capital) (continued)
Brazos Equity Fund II, L.P.		$1,475,929
Brazos Equity Fund III, L.P. (1)		2,618,282
Capital Royalty Partners, L.P. (1)		1,362,339
Carlyle Partners V, L.P. (1)		9,798,833
Catterton Growth Partners, L.P. (2)		10,087,452
Chrysalis Ventures III, L.P. (1)		1,581,066
Contrarian Equity Fund, L.P.		1,422,052
Crosslink Crossover Fund IV, L.P.		2,052,936
Crosslink Crossover Fund V, L.P.		24,249,815
Dace Ventures I, L.P. (2)		1,950,967
Encore Consumer Capital Fund, L.P. (1)		3,617,699
Fairhaven Capital Partners, L.P.		4,368,440
Garrison Opportunity Fund, LLC		21,306,409
GMO Emerging Illiquid Fund, L.P.		8,611,583
HealthCor Partners Fund, L.P. (2)		2,673,968
Integral Capital Partners VIII, L.P. (1)(2)		15,338,516
L-R Global Partners, L.P.		410,977
MatlinPatterson Global Opportunities Partners III, L.P. (1)		8,695,725
Middle East North Africa Opportunities Fund, L.P. (1)(3)	5,089	3,920,280
Monomoy Capital Partners, L.P. (1)		4,686,501
Monsoon India Inflection Fund, L.P.		565,471
Monsoon India Inflection Fund 2, L.P.		1,061,155
Pine Brook Capital Partners, L.P. (1)		8,411,210
Pinto America Growth Fund, L.P. (1)		1,669,252
Private Equity Investment Fund IV, L.P. (2)		7,173,095
Private Equity Investors Fund V, L.P. (1)(2)		14,399,821
Saints Capital VI, L.P. (2)		13,745,261
Sanderling Venture Partners VI Co-Investment Fund, L.P.		1,840,633
Sanderling Venture Partners VI, L.P.		1,219,983
Silver Lake Partners III, L.P.		5,939,993
Sterling Capital Partners II, L.P. (1)		1,808,929
Sterling Capital Partners III, L.P.		6,288,331
Sterling Group Partners II, L.P.		2,162,141
Sterling Group Partners III, L.P.		1,102,726
Strategic Value Global Opportunities Fund I-A, L.P.		6,199,423
Tenaya Capital V, LP		4,860,074
The Column Group, L.P.		5,919,149
The Founders Fund III, L.P.		1,817,194
The Raptor Private Holdings, L.P.	9,031	5,027,411
The Resolute Fund II, L.P. (1)		3,065,824
Trivest Fund IV, L.P. (2)		13,120,071
Tuckerbrook SB Global Distressed Fund I, L.P. (2)		7,644,340
VCFA Private Equity Partners IV, L.P.		2,351,811
VCFA Venture Partners V, L.P.		5,928,907
Voyager Capital Fund III, L.P.		1,734,593
WestView Capital Partners II, L.P. (2)		8,747,085
Real Estate (3.54% of Partners’ Capital)
Aslan Realty Partners III, L.L.C.		419,802
Cypress Realty VI, L.P.		6,716,062
DaVinci Corporate Opportunity Partners, L.P.		2,187,549
Florida Real Estate Value Fund, LP (1)(2)		1,877,070
GTIS Brazil Real Estate Fund (Brazilian Real), LP (2)		17,587,026
ING Clarion Global, L.P. (2)		35,275,472
Lone Star Real Estate Fund II (U.S.) LP		(206,092)
Monsoon Infrastructure & Realty Co-Invest, L.P. (2)		12,981,018
Northwood Real Estate Co-Investors L.P. (1)		2,434,009
Northwood Real Estate Partners L.P.		6,270,123
Parmenter Realty Fund III, L.P.		8,668,967
Square Mile Partners III LP		16,932,945

See accompanying notes to Consolidated Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments

March 31, 2011

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Real Estate (3.54% of Partners’ Capital) (continued)
TCW Special Mortgage Credits Fund II, L.P.		$71,140,293
Transwestern Mezzanine Realty Partners II, L.L.C.		656,950
Transwestern Mezzanine Realty Partners III, L.L.C. (1)(2)		4,577,967
Woodbourne Daybreak Global Fund LP		134,813

Total United States		3,830,394,291

Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies		4,456,157,634	84.03%

Passive Foreign Investment Companies
Bermuda Limited Liability Company
Private Equity (0.24% of Partners’ Capital)
El Tejar Limited		12,860,000

Total Bermuda Limited Liability Company		12,860,000

Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies
Arbitrage Strategies (2.08% of Partners’ Capital)
CRC Credit Fund Ltd. (2)	134,165	52,014,072
Overseas CAP Partners, Inc. (3)	39,416	57,997,371
International Equity (1.57% of Partners’ Capital)
EEA Europe Long Short Fund (2)	234,522	24,994,142
Quorum Fund Limited	22,361	1,382,623
The Russian Prosperity Fund	1,056,068	56,837,558
Natural Resources (0.17% of Partners’ Capital)
Ospraie Special Opportunities (Offshore), Ltd.		9,055,849

Total Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies		202,281,615

Total Passive Foreign Investment Companies		215,141,615	4.06%

Private Corporations
United States
Real Estate (0.34% of Partners’ Capital)
Legacy Partners Realty Fund II, Inc		1,419,566
Legacy Partners Realty Fund III, Inc		1,617,701
Net Lease Private REIT V, Inc		1,543,669
Net Lease Private REIT VI, Inc (1)		3,949,794
Net Lease Private REIT VII, Inc (1)(2)		4,837,999
Net Lease Private REIT VII-A, Inc (1)(2)		4,837,999

Total United States		18,206,728

Total Private Corporations		18,206,728	0.34%

Total Investments in Investment Funds (Cost $4,049,312,090)		4,689,505,977	88.43%

Investments in Securities
Investments in Registered Investment Companies
Exchange Traded Funds
United States
Energy (1.24% of Partners’ Capital)
Oil Service HOLDRs Trust (1)	400,900	65,891,924
Natural Resources (3.32% of Partners’ Capital)
Market Vectors Coal ETF	209,525	10,627,108
Market Vectors Gold Miners ETF (1)	1,204,162	72,321,970
SPDR Gold Trust	663,956	92,834,328

See accompanying notes to Consolidated Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments

March 31, 2011

(Unaudited)

	Shares*	Fair Value	% of Partners’ Capital
Investments in Registered Investment Companies (continued)
Exchange Traded Funds (continued)
United States (continued)
Traditional Fixed Income (2.41% of Partners’ Capital)
iShares Barclays 20+ Year Treasury Bond Fund (1)	1,388,996	$127,968,201

Total United States		369,643,531

Total Exchange Traded Funds		369,643,531	6.97%

Open End Funds
United States
Domestic Equity (0.95% of Partners’ Capital)
GMO Quality Fund III	2,423,657	50,436,305
Traditional Fixed Income (0.10% of Partners’ Capital)
Wasatch Hoisington US Treasury Fund (1)	381,884	5,163,075
Natural Resources (1.13% of Partners’ Capital)
The Tocqueville Gold Fund	691,373	60,294,626
Real Estate (1.05% of Partners’ Capital)
Cohen & Steers International Realty Fund (1)	1,864,152	20,729,369
Doubleline Total Return Bond I (1)	3,189,789	34,960,091

Total United States		171,583,466

Total Open End Funds		171,583,466	3.23%

Money Market Fund
United States (3.78% of Partners’ Capital)
J.P. Morgan 100% U.S. Treasury Securities Money Market Fund (1)	200,232,490	200,232,490

Total Money Market Fund		200,232,490	3.78%

Total Investments in Registered Investment Companies		741,459,487	13.98%

Investments in U.S. Government Debt Obligations
United States
Traditional Fixed Income (1.19% of Partners’ Capital)
U.S. Treasury Bond, 4.375%, 02/15/38 (1)	5,400,000	5,311,408
U.S. Treasury Bond, 4.375%, 11/15/39 (1)	5,400,000	5,282,717
U.S. Treasury Bond, 4.375%, 05/15/40 (1)	5,400,000	5,279,364
U.S. Treasury Bond, 4.50%, 02/15/36 (1)	5,300,000	5,351,346
U.S. Treasury Bond, 4.50%, 05/15/38 (1)	5,300,000	5,315,736
U.S. Treasury Bond, 4.50%, 08/15/39 (1)	5,300,000	5,298,346
U.S. Treasury Bond, 4.625%, 02/15/40 (1)	5,200,000	5,302,378
U.S. Treasury Bond, 4.75%, 02/15/37 (1)	5,000,000	5,233,595
U.S. Treasury Bond Strip Principal, 4.25%, 05/15/39	19,300,000	5,042,704
U.S. Treasury Bond Strip Principal, 4.75%, 02/15/37	17,100,000	5,051,648
U.S. Treasury Note, 3.50%, 02/15/39 (1)	6,300,000	5,282,159
U.S. Treasury Note, 4.25%, 05/15/39 (1)	5,500,000	5,275,705

Total United States		63,027,106

Total Investments in U.S. Government Debt Obligations		63,027,106	1.19%

Call Options Purchased
United States (0.69% of Partners’ Capital)
CMS Capital- 10 Year One Look Cap (OTC) 10 Year USD Swap Rate (Strike Rate 5.50%, Expiration 05/01/19)	1,079,000,000	11,544,449
CMS Capital- 10 Year One Look Cap (OTC) 10 Year USD Swap Rate (Strike Rate 5.62%, Expiration 05/02/19)	714,285,714	7,386,627
CMS Capital- 10 Year One Look Cap (OTC) 10 Year USD Swap Rate (Strike Rate 6.50%, Expiration 05/01/19)	1,350,000,000	10,673,715

See accompanying notes to Consolidated Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments

March 31, 2011

(Unaudited)

	Shares*	Fair Value	% of Partners’ Capital
Call Options Purchased (continued)
United States (0.69% of Partners’ Capital) (continued)
CMS Capital- 10 Year One Look Cap (OTC) 10 Year USD Swap Rate (Strike Rate 6.62%, Expiration 05/02/19)	877,192,983	$6,807,036

Total United States		36,411,827

Total Call Options Purchased		36,411,827	0.69%

Investments in Warrants
United States
Opportunistic Equity (0.00% of Partners’ Capital)
Bally Total Fitness Holdings Corp Warrants Exp. Sept. 2014, Strike Price $20.00 USD	2	—

Total United States		—

Total Warrants		—	0.00%

Total Investments in Securities (Cost $749,131,919)		840,898,420	15.86%

Total Investments (Cost $4,798,444,009)		$5,530,404,397	104.29%

The Master Fund’s total outstanding capital commitments to Investment Funds as of March 31, 2011, were $708,244,638. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All securities are non-income producing unless noted otherwise.

Refer to Note 4, Investments in Portfolio Securities, for information regarding the liquidity of the Master Fund’s investments.

*	Shares, par value or notional amounts are listed for each investment as applicable for that investment type.
(1)	Income producing security
(2)	Affiliated investments
(3)	Affiliated investments for which ownership exceeds 25%

See accompanying notes to Consolidated Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

A Limited Partnership

Notes to Consolidated Schedule of Investments

March 31, 2011

(Unaudited)

(1) ORGANIZATION

The Endowment Master Fund, L.P. (the “Master Fund”) is a limited partnership organized under the laws of the state of Delaware. The Master Fund began operations in April 2003. The Master Fund operated as an unregistered investment vehicle until March 10, 2004, at which time it registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund is the master fund in a master-feeder structure in which there are currently nine feeder funds.

The Endowment Master Fund Holdings GP, LLC (the “Company”), is a wholly-owned limited liability company of the Master Fund. The Company functions as a special purpose entity, which owns a minority interest in AL Gulf Coast Terminals, LLC, an operating company. The Schedule of Investments of the Master Fund and the Company are consolidated and thus the Consolidated Schedule of Investments presents the combined investments of the Master Fund and the Company.

The Master Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The Master Fund pursues its investment objective by investing its assets in a variety of investment vehicles including but not limited to limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies (including exchange traded funds) and direct investments in marketable securities and derivative instruments. The Master Fund is primarily a “fund of funds” and is intended to afford investors the ability to invest in a multi-manager portfolio, exhibiting a variety of investment styles and philosophies, in an attempt to achieve positive risk-adjusted returns over an extended period of time. The Master Fund’s investments are managed by a select group of investment managers identified by Endowment Advisers, L.P. (the “Adviser”) to have investments that when grouped with other investments of the Master Fund result in a portfolio that is allocated more broadly across markets, asset classes, and risk profiles.

(2) SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“GAAP”).

The Consolidated Schedule of Investments includes the investments of the Master Fund and its subsidiary, the Company. All significant intercompany accounts and transactions have been eliminated in consolidation.

(b) CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records security transactions on a trade-date basis.

THE ENDOWMENT MASTER FUND, L.P.

A Limited Partnership

Notes to Consolidated Schedule of Investments, continued

March 31, 2011

(Unaudited)

Investments that are held by the Master Fund, including those that have been sold but not yet purchased, are marked to estimated fair value at the reporting date.

(d) VALUATION OF INVESTMENTS

The valuation of the Master Fund’s investments will be determined as of the close of business at the end of each fiscal period, generally monthly. The valuation of the Master Fund’s investments is calculated by Citi Fund Services Ohio, Inc., the Master Fund’s independent administrator (the “Independent Administrator”).

The Master Fund’s board of directors (the “Board”) has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser Valuation Committee (as defined below) of the Master Fund’s valuation policies that the Board of the Master Fund has approved for purposes of determining the value of securities held by the Master Fund, including the fair value of the Master Fund’s investments in Investment Funds.

The Board has also authorized the establishment of a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review the Investment Funds’ valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Independent Administrator.

Investments held by the Master Fund are valued as follows:

•

INVESTMENT FUNDS—Investments in Investment Funds are carried at estimated fair value, using the net asset value per share (the “NAV”) as a practical expedient, as provided to the Independent Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. Prior to investing in any Investment Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. The Master Fund’s valuations utilize the available financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value interests at net asset value as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted estimated fair value. Because of the inherent uncertainty of valuation, this estimated fair value may differ from the value that would have been used had readily available markets for the investments in Investment Funds existed and such differences may be significant. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds.

•

SECURITIES LISTED ON A SECURITIES EXCHANGE—Securities listed 1) on one or more of the national securities exchanges or the OTC Bulletin Board are valued at the last reported sales price on the date of determination; and 2) on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”), at the close of trading on the primary exchanges or markets where such securities are traded for the business day as of which such value is being determined. If the last

THE ENDOWMENT MASTER FUND, L.P.

A Limited Partnership

Notes to Consolidated Schedule of Investments, continued

March 31, 2011

(Unaudited)

reported sales price or the NOCP is not available, the securities are valued at the mean between the “bid” and “ask” prices at the close of trading on that date. Securities traded on a foreign securities exchange will generally be valued at their closing prices on the exchange where such securities are primarily traded and translated into U.S. dollars at the current exchange rate. If an event occurs between the close of the foreign exchange and the valuation date of the Master Fund’s net asset value that would materially affect the value of the security and the net asset value of the Master Fund, the value of such security and the net asset value of the Master Fund will be adjusted to reflect the change in the estimated value of the security.

•	OPTIONS—Options that are listed on a securities exchange or traded over-the-counter are valued at the mean between the closing “bid” and “ask” prices for such options on the date of determination.

•

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures.

•

OTHER—Where no value is readily available from an Investment Fund or other security or where a value supplied by an Investment Fund is deemed not to be indicative of the Investment Fund’s value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Independent Administrator or the Adviser will determine, in good faith, the estimated fair value of the Investment Fund or security.

•

FOREIGN CURRENCY TRANSACTIONS—The accounting records of the Master Fund are maintained in U.S. dollars. Investments of the Master Fund denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the date of valuation. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions.

(e) USE OF ESTIMATES

The preparation of the Consolidated Schedule of Investments in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts in the Consolidated Schedule of Investments. Actual results could differ from those estimates and such differences may be significant.

(f) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Master Fund may purchase or sell options as part of an asset overlay strategy to create investment exposure consistent with the Master Fund’s investment objectives. During the period, the Master Fund has invested in call and put option contracts to better manage risk related to certain strategies in the Master Fund’s portfolio. During the period ended March 31, 2011, the Master Fund’s direct investments in derivatives consisted of the expiration of purchased put options and call options sold short and the purchase and sale of call options. Investment Funds in which the Master Fund invests may purchase and sell derivative securities and other financial instruments.

The following is a summary of the fair value of derivative instruments held directly by the Master Fund as of March 31, 2011, and where such derivatives are recorded:

	Asset Derivatives
Primary Risk Exposure	Condolidated Schedule of Investments	Total Fair Value
Options Contracts
Interest Rate Exposure:	Investments in Securities, at fair value	$36,411,827

THE ENDOWMENT MASTER FUND, L.P.

A Limited Partnership

Notes to Consolidated Schedule of Investments, continued

March 31, 2011

(Unaudited)

Options sold short activity for the period ended March 31, 2011 was as follows:

The Endowment Master Fund, L.P.	Number of Options Contracts (1)	Amount of Proceeds
Options outstanding at December 31, 2010	10,000	$359,354
Options sold short	—	—
Options expired	—	—
Options covered	(10,000)	(359,354)

Options outstanding at March 31, 2011	—	$—

(1)	Each contract equals 100 shares

(3) FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed below:

• Level 1 —	quoted prices in active markets for identical assets

• Level 2 —	investments that can be fully redeemed at the net asset value in the ‘‘near term’’ or other significant observable inputs

• Level 3 —

investments that cannot be fully redeemed at the net asset value in the ‘‘near term’’; these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or have lock-up periods greater than 30 days.

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary categorization, as of March 31, 2011, of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1	LEVEL 2	LEVEL 3	Total Investments
Investments
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Arbitrage Strategies	$—	$—	$633,193,381	$633,193,381
Domestic Equity	—	—	362,742,938	362,742,938
Energy	—	37,548,439	451,007,952	488,556,391
Enhanced Fixed Income	—	60,785,474	768,092,322	828,877,796
International Equity	—	—	360,877,428	360,877,428
Natural Resources	—	—	22,716,725	22,716,725
Opportunistic Equity	—	109,554,476	818,083,506	927,637,982
Private Equity	—	—	589,049,638	589,049,638
Real Estate	—	35,275,472	207,229,883	242,505,355
Passive Foreign Investment Companies
Arbitrage Strategies	—	—	110,011,443	110,011,443
International Equity	—	81,831,700	1,382,623	83,214,323
Natural Resources	—	—	9,055,849	9,055,849
Private Equity	—	—	12,860,000	12,860,000
Private Corporations
Real Estate	—	—	18,206,728	18,206,728
Investments in Registered Investment Companies
Domestic Equity	50,436,305	—	—	50,436,305
Energy	65,891,924	—	—	65,891,924
Fixed Income	5,163,075	—	—	5,163,075
Money Market	200,232,490	—	—	200,232,490
Natural Resources	236,078,032	—	—	236,078,032
Real Estate	55,689,460	—	—	55,689,460
Traditional Fixed Income	127,968,201	—	—	127,968,201
Investments in U.S. Government Debt Obligations
Fixed Income	—	63,027,106	—	63,027,106
Call Options Purchased	—	36,411,827	—	36,411,827
Investments in Warrants
Opportunistic Equity	—	—	—	—

Total Investments	$741,459,487	$424,434,494	$4,364,510,416	$5,530,404,397

The categorization of investments amongst Levels 1 through 3 does not reflect the fact that many of the underlying investments held by the Investment Funds included in Level 3, if owned directly by the Master Fund, would be classified as Level 1 investments.

The Master Fund discloses significant transfers between levels based on valuations at the end of the reporting period. There were no significant transfers between Level 1, 2 or 3 as of March 31, 2011, based on levels assigned to Investment Funds on December 31, 2010.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments
	Balance as of December 31, 2010	Transfers In (Out) of Level 3	Gross Purchases	Gross (Sales)*	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Balance as of March 31, 2011
Investments
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Arbitrage Strategies	$699,855,009	$—	$—	$(85,390,944)	$15,581,715	$3,147,601	$633,193,381
Domestic Equity	373,969,076	—	10,000,000	(31,934,734)	(9,391,258)	20,099,854	362,742,938
Energy	411,209,259	—	18,348,919	(2,791,931)	766,371	23,475,334	451,007,952
Enhanced Fixed Income	738,016,141	—	86,180,567	(79,218,071)	5,086,660	18,027,025	768,092,322
Global Opportunities	12,068,472	—	—	(12,068,472)	(2,666,157)	2,666,157	—
International Equity	355,184,809	—	20,548,488	—	(6,929,687)	(7,926,182)	360,877,428
Natural Resources	23,678,525	—	1,176,770	(1,523,480)	1,114,650	(1,729,740)	22,716,725
Opportunistic Equity	886,440,880	—	42,659,696	(78,560,068)	8,492,836	(40,949,838)	818,083,506
Private Equity	548,865,007	—	44,184,671	(21,866,499)	6,563,956	11,302,503	589,049,638
Real Estate	214,740,302	—	15,021,902	(28,388,595)	(320,157)	6,176,431	207,229,883
Passive Foreign Investment Companies
Arbitrage Strategies	116,184,882	—	—	(10,000,000)	1,194,492	2,632,069	110,011,443
International Equity	1,398,702	—	—	—	—	(16,079)	1,382,623
Natural Resources	8,904,194	—	—	—	—	151,655	9,055,849
Private Equity	12,860,000	—	—	—	—	—	12,860,000
Private Corporations
Real Estate	19,829,510	—	—	—	—	(1,622,782)	18,206,728

Total Investments	$4,423,204,768	$—	$238,121,013	$(351,742,794)	$19,493,421	$35,434,008	$4,364,510,416

*	Includes return of capital and capital gain distributions

The change in unrealized appreciation/(depreciation) from Level 3 investments held at March 31, 2011, is $(714,093).

The Master Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment. The Master Fund measures the fair value of an investment that does not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect

THE ENDOWMENT MASTER FUND, L.P.

A Limited Partnership

Notes to Consolidated Schedule of Investments, continued

March 31, 2011

(Unaudited)

the value of the security and the NAV of the Master Fund as of the valuation date. In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, may not be considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date at NAV as well as any unfunded commitments. A listing of the investments held by the Master Fund and their attributes as of March 31, 2011, that may qualify for these valuations are shown below.

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. The Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually after a maximum of a two year lock up period from the date of the initial investment.

Investment Category	Investment Strategy	Fair Value (in 000's)	Unfunded Commitments (in 000’s)	Remaining Life *	Redemption Frequency *	Notice Period (in Days) *	Redemption Restrictions and Terms *
Arbitrage Strategies (a)	Investments in a variety of securities with the intent of profiting from relative changes in the price of a set of securities, currencies or commodities.	$743,205	N/A	N/A	Quarterly - Semi-Annually	30-90	0-2 years; up to 9% redemption fee
Domestic Equity (b)	Investments in equity securities issued by U.S. companies.	362,743	N/A	N/A	Quarterly - Annually	45-120	0-3 years; up to 7% redemption fee
Energy (c)	Investments in securities issued by companies in the energy sector.	488,556	$135,563	up to 15 years	Monthly - Quarterly	30-90	0-15 years; up to 5% redemption fee
Enhanced Fixed Income (d)	Investments in non-traditional fixed income securities.	828,878	N/A	N/A	Monthly - Rolling 3 years	30-120	0-3 years; up to 6% redemption fee
International Equity (e)	Investments in equity securities issued by foreign companies.	444,092	N/A	N/A	Weekly - Semi-Annually	7-90	0-3 years; up to 5% redemption fee
Natural Resources (f)	Investments with exposure to non-energy natural resources.	31,772	7,687	up to 10 years	N/A	N/A	0-10 years;
Global Opportunistic (g)	Investments in a variety of global markets across all security types.	927,638	N/A	N/A	Monthly - Annually	3-90	0-4 years; up to 5 % redemption fee
Private Equity (h)	Investments in nonpublic companies.	601,910	439,672	up to 10 years	Semi-Annually - Rolling 3 years	60-90	0-10 years; up to 3% redemption fee
Real Estate (i)	Investments in REIT's, private partnerships, and various real estate related mortgage securities.	260,712	125,323	up to 10 years	Monthly	30	0-10 years; up to 3% redemption fee

		$4,689,506	$708,245

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms. The Fund’s investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security and for Investment Funds, would generally be the net asset value as provided by the fund or its administrator.

(a)

This category includes Investment Funds that invest using two primary Styles (Event-Driven and Relative Value). Event-Driven strategies typically will include investments in common and preferred equities and various types of debt (often based on the probability that a particular event will occur). These may include distressed or Special Situations investments (securities of companies that are experiencing difficult business situations). Relative Value strategies may include long and short positions in common and preferred equity, convertible securities, and various forms of senior and junior (typically unsecured) debt. Investments under this style may also include index options, options on futures contracts, and other derivatives.

(b)

This category includes Investment Funds that invest primarily in publicly-traded equity securities issued by U.S. companies. These securities will typically trade on one of the major U.S. stock exchanges. Investment Funds in this category may include long/short funds, mutual funds and exchange-traded funds.

(c)

This category includes Investment Funds that invest primarily in publicly-traded securities issued by companies in the energy sector, private investments in energy-related assets or companies, and futures in energy commodity markets. The Investment Funds include private funds which may hold long/ short equities, commodity trading advisors (“CTAs”) trading contracts on energy related commodities, mutual funds or exchange-traded funds, and private partnerships with private investments in their portfolios. The estimated remaining life of the private investments in this asset class is greater than six years.

(d)

This category includes Investment Funds that invest primarily in the following sectors: secured leveraged loans, high yield bonds, distressed debt, structured credit, and global debt (typically less efficient areas of the global fixed income markets than traditional fixed income strategies). Generally these sectors may be heavily weighted to certain industries such as telecom and technology with lower credit rating ranges (including leveraged buyouts), may include distressed debt strategies and may include restricted securities and securities that may not be registered for which a market may not be readily available.

(e)

This category includes Investment Funds that invest primarily in publicly-traded equity securities issued by foreign companies or securities issued on U.S. stock exchanges that represent ownership of a foreign corporation. Investment Funds in this category may include long/ short funds, mutual funds, and exchange-traded funds.

(f)

This category includes Investment Funds that invest primarily in assets with exposure to non-energy natural resources, including gold and other precious metals, industrial metals, and agricultural commodities. The Investment Funds may include private funds invested in long/ short equities; CTA’s trading contracts on agricultural commodities, mutual funds and exchange-traded funds, and private partnerships with private investments in their portfolios. The estimated remaining life of the private investments in this asset class is greater than six years.

(g)

This category includes Investment Funds that invest in global markets and across all security types including equities, fixed income, derivatives, commodities, currencies, futures, and exchange-traded funds. Investment Funds in this category are typically private funds and may include global long/short equity funds, global macro funds, and CTA’s.

(h)

This category includes private equity funds that invest primarily in non-publicly traded companies in need of capital. These Investment Funds may vary widely as to sector, size, stage, duration, and liquidity. Certain of these Investment Funds may also focus on the secondary market, buying interests in existing private equity funds, often at a discount. The majority of the investments in this asset class have an estimated remaining life of greater than six years.

(i)

This category includes Investment Funds that invest in registered investment companies or managers that invest in real estate trusts (commonly known as “REITs”) and private partnerships that make investments in income producing properties, raw land held for development or appreciation, and various types of mortgage loans and common or preferred stock whose operations involve real estate. The private investments in this asset class have an estimated remaining life of greater than six years.

(4) INVESTMENTS IN PORTFOLIO SECURITIES

(a) INVESTMENT ACTIVITY

The cost of the Master Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099 or PFIC statements, or a combination thereof.

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end and as a result, the Master Fund is unable to calculate the year end tax cost of its investments until well after year end. The Master Fund’s book cost as of March 31, 2011, was $4,798,444,009, resulting in accumulated net unrealized appreciation of $731,960,388 consisting of $973,502,237 in gross unrealized appreciation and $241,541,849 in gross unrealized depreciation.

During the period ended March 31, 2011, investments in BDCM Partners I, L.P, were received through a transfer-in-kind in connection with the redemption of certain investments. The fair value of these investments transferred-in-kind and related costs were $24,493,885 and $23,003,825, respectively.

In general, most of the Investment Funds in which the Master Fund invests, other than Investment Funds investing primarily in private equity, energy and real estate transactions, provide for periodic redemptions ranging from monthly to annually, after a notice period, with lock-up provisions usually for a period of up to four years from the date of investment. Investment Funds may, depending on the Investment Fund’s governing documents, have the ability to deny or delay a redemption request.

(b) INVESTMENT FUND LIQUIDITY

Certain Investment Funds in which the Master Fund invests have restrictions on liquidity which may result in limitations or restrictions on redemptions including, but not limited to, lock-ups, notice periods and early redemption fees. The Master Fund’s investments are grouped in three categories of liquidity, as determined by the Master Fund. To better manage the Master Fund’s liquidity, the Adviser has also structured the portfolio’s capital into the liquidity categories listed below. The categories and percent of investments in each are as follows at March 31, 2011:

THE ENDOWMENT MASTER FUND, L.P.

A Limited Partnership

Notes to Consolidated Schedule of Investments, continued

March 31, 2011

(Unaudited)

Liquidity Categories	Total Percentage of Capital Invested Allowed, per Category	Percentage of Investments, per Category	Category Definition
Category 1 Funds	65.00%	69.50%	Securities or Investment Funds that have at least quarterly withdrawal rights after a maximum two-year lock-up period.
Category 2 Funds	10.00%	6.20%	Investment Funds that have at least annual withdrawal rights after a maximum three-year lock-up period.
Category 3 Funds	25.00%	24.30%	Investment Funds that do not meet the definition of Category 1 or 2 Funds. This may include investments for which redemptions can only occur as the Investment Funds’ assets or investments are liquidated.

	100.00%	100.00%

The expiration or implementation of lock-up periods on Master Fund investments in an Investment Fund could result in such investments moving from one liquidity category to another.

(c) AFFILIATED INVESTMENT FUNDS

At March 31, 2011, the Master Fund’s investments in certain Investment Funds were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Master Fund owns 5% or more of the Investment Funds’ total net assets. A listing of these affiliated Investment Funds (including 2011 activity) is shown below:

				For the Period 1/1/2011 through 3/31/2011					For the Period 1/1/2011 through 3/31/11
Investment Funds	Shares 12/31/2010	Shares 3/31/2011	Fair Value 12/31/2010	Cost of Purchases	Cost of Sales*	Realized Gain (Loss) on Investments	Change in Appreciation/ (Depreciation)	Fair Value 3/31/2011	Interest/ Dividend Income
Accel-KKR Capital Partners III, L.P.			$8,121,397	$1,530,833	$—	$—	$(439,492)	$9,212,738
Alden Global Distressed Opportunities Fund, L.P.			64,136,641	—	—	—	3,587,904	67,724,545
Algebris Global Finacials Fund, L.P.			67,723,488	—	—	—	(758,292)	66,965,196
Artis Partners 2X (Institutional), L.P.			26,733,872	10,000,000	—	—	1,910,499	38,644,371
BDCM Partners I, L.P.			66,444,513	24,493,885	(34,499,383)	2,087,416	151,026	58,677,457
Bell Point Credit Opportunities Fund, L.P.			31,256,708	—	—	—	321,683	31,578,391
Benson Elliott Real Estate Partners III, L.P.**			—	—	—	—	—	—
Bonanza Master Fund Ltd, Liquidating Trust	675	675	309,717	—	—	—	(74,975)	234,742
Boyer Allan Greater China Fund, L.P.			10,861,560	—	—	—	(783,023)	10,078,537
Catterton Growth Partners, L.P.			10,080,770	—	—	—	6,682	10,087,452
CCM Small Cap Value Qualified Fund, L.P.			42,767,059	—	(5,000,000)	(7,396,482)	8,542,991	38,913,568
Chilton Global Natural Resources Partners, L.P.			80,132,598	—	—	—	3,372,061	83,504,659
Contrarian Capital Fund I, L.P.			81,220,551	—	—	—	3,575,617	84,796,168
Corriente Partners, L.P.			49,192,405	—	—	—	(9,869,491)	39,322,914
Corriente China Opportunity Partners, L.P.			7,371,044	—	—	—	(467,354)	6,903,690
Corriente China Opportunity Partners II, L.P.			14,802,701	—	—	—	(303,833)	14,498,868
Courage Special Situations Fund, L.P.			14,251,226	—	—	—	435,818	14,687,044
Covepoint Emerging Markets Macro Fund, L.P.			74,775,801	—	—	—	9,467,832	84,243,633
CRC Credit Fund Ltd.	134,165	134,165	49,198,662	—	—	—	2,815,410	52,014,072
Credit Distressed Blue Line Fund, L.P.			44,340,299	—	—	—	1,103,084	45,443,383
CX Partners Fund Limited			6,987,076	2,075,883	—	—	(100,076)	8,962,883
Dabroes Investment Fund L.P.			41,277,682	—	—	—	(2,161,437)	39,116,245
Dace Ventures I, L.P.			1,760,000	140,497	—	—	50,470	1,950,967
EDF-MI Onshore, L.P.			119,792,674	7,168,168	—	—	(34,337,592)	92,623,250
EEA Europe Long Short Fund	234,522	234,522	27,929,175	—	—	—	(2,935,033)	24,994,142
Empire Capital Partners Enchanced, L.P.			33,071,813	—	—	—	2,599,882	35,671,695
EnCap Energy Infrastructure TE Feeder, L.P. **			2,701,937	471,928	—	—	354,924	3,528,789	$24,784
European Divergence Fund, L.P.			19,234,529	—	—	—	(7,873,593)	11,360,936
Florida Real Estate Value Fund, LP			1,906,561	—	—	—	(29,491)	1,877,070
Fortelus Special Situations Fund, L.P.			55,349,131	—	—	—	(991,354)	54,357,777
Forum European Realty Income III, L.P.			5,904,899	2,489,449	—	—	185,225	8,579,573
Goldfinch Capital Management, L.P.			36,315,804	—	—	—	1,232,635	37,548,439
GTIS Brazil Real Estate Fund (Brazilian Real), LP			14,600,985	2,776,042	—	—	209,999	17,587,026
Halcyon European Structured Opportunities Fund, L.P.			1,458,935	—	—	—	153,115	1,612,050
Harbinger Capital Partners Fund I, L.P.			80,555,334	—	—	—	(2,584,875)	77,970,459
Hayman Capital Partners, L.P.			38,821,181	—	—	—	1,010,062	39,831,243
HealthCor, L.P. ***			62,913,044	—	—	—	1,551,473	64,464,517
HealthCor Partners Fund, L.P.			3,100,674	—	(376,706)	234,226	(284,226)	2,673,968
Hillcrest Fund, L.P.			6,621,863	293,632	—	—	106,100	7,021,595
India Capital Fund Ltd.	450,725	450,725	27,805,387	—	—	—	(2,498,370)	25,307,017
ING Clarion Global, L.P.			35,337,294	—	—	—	(61,822)	35,275,472
Integral Capital Partners VIII, L.P.			18,096,818	—	(3,031,336)	821,003	(547,969)	15,338,516	11,620
Intervale Capital Fund, L.P.			13,930,952	—	—	—	4,644,517	18,575,469
Investcorp Silverback Arbitrage Fund, LLC			16,247,702	—	—	—	721,902	16,969,604
Ithan Creek Partners, L.P.			72,880,452	—	—	—	2,296,388	75,176,840
Japan Macro Opportunity Partners, L.P.			24,477,703	—	—	—	(1,299,462)	23,178,241
Kenmont Onshore Fund, L.P.			2,363,211	—	(652,587)	(113,636)	239,236	1,836,224
LC Fund IV, L.P.			11,660,081	—	—	—	2,134,017	13,794,098
Magnetar SPV, LLC (Series L)			17,318,435	—	—	(32,854)	382,754	17,668,335
Middle East North Africa Opportunities Fund, L.P.	5,089	5,089	4,167,073	—	—	—	(246,793)	3,920,280
Midstream & Resources Follow-On Fund, L.P.			13,300,300	3,370,301	—	—	(826,723)	15,843,878
Monsoon Infrastructure & Realty Co-Invest, L.P.			9,964,681	3,750,000	(1,162,500)	1,162,500	(733,663)	12,981,018
Montrica Global Opportunities Fund, L.P.	189,589	97,362	16,320,226	—	(8,651,533)	(696,760)	957,970	7,929,903
Morgan Rio Capital Fund, L.P. ***			21,706,647	—	—	—	324,426	22,031,073
Mudrick Distressed Opportunity Fund L.P.			25,294,837	—	—	—	543,953	25,838,790
Net Lease Private REIT VII, Inc			4,837,999	—	—	—	—	4,837,999	131,222
Net Lease Private REIT VII-A, Inc			4,837,999	—	—	—	—	4,837,999	131,222
New Horizon Capital III, L.P.			13,946,737	1,847,082	—	—	1,999,769	17,793,588	73,192
Orbis Real Estate Fund I			3,270,399	35,046	—	—	(47,063)	3,258,382	18,679
Overseas CAP Partners, Inc.	45,265	39,416	66,986,220	—	(10,000,000)	1,194,492	(183,341)	57,997,371
Passport II, L.P.			81,842,227	—	—	—	(681,140)	81,161,087
Paulson Partners Enhanced, L.P.			53,268,103	—	—	—	3,702,434	56,970,537
Phoenix Asia Real Estate Investments II, L.P.			14,855,941	—	(38,983)	—	2,236,800	17,053,758
PIPE Equity Partners, L.L.C.			32,526,884	—	(581,635)	(318,733)	(953,154)	30,673,362
PIPE Select Fund, LLC			71,810,149	—	(7,196,235)	1,144,912	268,631	66,027,457
Private Equity Investment Fund IV, L.P.			6,423,557	115,949	(271,329)	204,547	700,371	7,173,095	1,345
Private Equity Investment Fund V, L.P. **			11,605,224	4,064,648	(974,612)	547,965	(843,404)	14,399,821	13,337
Providence MBS Fund L.P.			25,487,951	20,000,000	—	—	3,008,945	48,496,896
PSAM WorldArb Partners, L.P.			44,330,544	—	—	—	2,218,306	46,548,850
Q Funding III, L.P.			16,315,829	—	(10,918,379)	2,510,225	9,780,222	17,687,897
Q4 Funding, L.P.			46,036,956	—	(30,768,303)	685,168	32,854,137	48,807,958
R.G. Niederhoffer Global Fund, L.P. I			43,110,155	—	—	—	(5,492,140)	37,618,015
Saints Capital VI, L.P.			10,563,281	1,739,531	(346,621)	145,927	1,643,143	13,745,261
Salem Global Opportunity Fund, L.P.			38,413,590	—	—	—	(840,348)	37,573,242
Skopos Fund, LLC	252,374	223,783	38,641,297	—	—	—	206,160	38,847,457
Sorin Fund, L.P.			1,174,867	—	(614,216)	73,825	175,531	810,007
Southport Energy Plus Partners, L.P.			69,094,370	10,000,000	—	—	5,969,923	85,064,293
Sovereign Capital Limited Partnership III			2,065,837	509,947	—	—	(63,298)	2,512,486
The Rohatyn Group Local Currency Opportunity Partners, L.P.			—	60,609,532	—	—	175,942	60,785,474
Tiger Consumer Partners, L.P.			43,750,691	—	—	—	(648,309)	43,102,382
Transwestern Mezzanine Realty Partners III, L.L.C.			4,313,581	585,686	(58,569)	—	(262,731)	4,577,967
Trivest Fund IV, L.P.			12,186,714	2,794,807	—	—	(1,861,450)	13,120,071
Trustbridge Partners II, L.P.			29,406,632	—	—	—	2,010,232	31,416,864
Trustbridge Partners III, L.P.			20,121,563	6,378,064	(1,310,892)	—	2,555,433	27,744,168
Tuckerbrook SB Global Distressed Fund I, L.P.			7,321,520	—	—	—	322,820	7,644,340
Valiant Capital Partners, L.P.			123,035,124	491,528	—	—	1,064,365	124,591,017
Velite Energy, L.P.			71,531,566	—	—	—	377,585	71,909,151
Waterstone Market Neutral Fund, L.P.			76,244,887	—	(20,000,000)	7,090,816	(4,901,383)	58,434,320
WestView Capital Partners II, L.P.			6,714,866	78,178	—	—	1,954,041	8,747,085
Whitebox Multi-Strategy Fund, L.P.	90,427	79,994	105,754,583	—	(26,204,296)	8,011,425	(3,563,100)	83,998,612

			$2,836,723,951	$167,810,616	$(162,658,115)	$17,355,982	$37,664,645	$2,896,897,079	$405,401

*	Sales include return of capital.
**	Affiliated investment based on capital commitment. No contributions have been made as of March 31, 2011.
***	Voting rights have been waived for these investments.

(5) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of the investment in, or commitment to, such Investment Funds. In addition, the Master Fund may from time to time invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s first fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Endowment Institutional TEI Fund W, L.P.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co-Principal Executive Officer

Date: May 25, 2011

By (Signature and Title)	/s/ Andrew B. Linbeck
Andrew B. Linbeck
Co-Principal Executive Officer

Date: May 25, 2011

By (Signature and Title)	/s/ A. Haag Sherman
A. Haag Sherman
Co-Principal Executive Officer

Date: May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co-Principal Executive Officer

Date: May 25, 2011

By (Signature and Title)	/s/ Andrew B. Linbeck
Andrew B. Linbeck
Co-Principal Executive Officer

Date: May 25, 2011

By (Signature and Title)	/s/ A. Haag Sherman
A. Haag Sherman
Co-Principal Executive Officer

Date: May 25, 2011

By (Signature and Title)	/s/ John E. Price
John E. Price
Principal Financial Officer

Date: May 25, 2011